Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 1,566	$ 1,670
Effect of discounting	(388)	(361)
Total	1,178	1,309
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	271	349
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	386	424
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	185	226
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 724	$ 671